RELATED PARTY TRANSACTIONS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Related Company [Member]
Balances with Related Party
Due to Related Parties, Current	$ 72	[1]	$ (140)	[1]
Investment In Parent Company [Member]
Balances with Related Party
Due to Related Parties, Current	1,229	[2]	1,508	[2]
Other Account Payables And Accrued Expenses [Member]
Balances with Related Party
Due to Related Parties, Current	$ (100)	[1]	$ (100)	[1]

[1]	Transactions related to Service Agreement. See Notes 1.b.2, 5 and 6.
[2]	Transactions related to Investment in Parent Company. See Notes 2.e and 3.